EMPLOYEE POST-RETIREMENT BENEFITS - Savings, Payments, Future Benefits and Assumptions (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions for savings plan and DC Plans	CAD 37
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits	7.00%
Percentage level to which average annual rate was assumed to decrease	5.00%
Effects of a one per cent change in assumed health care cost trend rates
Effect on total of service and interest cost components, Increase	CAD 1
Effect on total of service and interest cost components, Decrease	(1)
Effect on post-retirement benefit obligation, Increase	14
Effect on post-retirement benefit obligation, Decrease	(12)
Pension Benefit Plans
DB Plans
Company's expected funding contributions	70
Estimated future benefit payments, which reflect expected future service
2016	129
2017	133
2018	138
2019	142
2020	146
2021 to 2025	CAD 808
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	4.20%	4.15%
Rate of compensation increase	0.50%	3.15%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	4.15%	4.95%	4.35%
Expected long-term rate of return on plan assets	6.95%	6.90%	6.70%
Rate of compensation increase	3.15%	3.15%	3.15%
Net benefit cost
Service cost	CAD 108	CAD 85	CAD 84
Interest cost	115	113	96
Expected return on plan assets	(155)	(139)	(120)
Amortization of actuarial loss	35	21	30
Amortization of past service cost	2	2	2
Amortization of regulatory asset	23	18	30
Amortization of transitional obligation related to regulated business	0	0	0
Net Benefit Cost Recognized	128	100	122
Pre-tax amounts recognized in AOCI
Net loss	247	348	236
Prior service cost	0	2	3
Total pre-tax amounts recognized in AOCI	247	350	239
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	21
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to OCI	(34)	(21)	(30)
Amortization of prior service costs from AOCI to OCI	(2)	(2)	(2)
Funded status adjustment	(67)	137	(96)
Total pre-tax amounts recognized in OCI	(103)	114	CAD (128)
Pension Benefit Plans | Canada
Other post-retirement benefit plans, Savings Plan and DC Plans
Expected estimated additional letter of credit	214	CAD 181
Pension Benefit Plans | Canada | Scenario, Plan
Other post-retirement benefit plans, Savings Plan and DC Plans
Expected estimated additional letter of credit	33
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions	7
Estimated future benefit payments, which reflect expected future service
2016	8
2017	9
2018	9
2019	9
2020	10
2021 to 2025	CAD 51
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	4.40%	4.20%
Rate of compensation increase	0.00%	0.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	4.20%	5.00%	4.35%
Expected long-term rate of return on plan assets	4.60%	4.60%	4.60%
Rate of compensation increase	0.00%	0.00%	0.00%
Net benefit cost
Service cost	CAD 3	CAD 2	CAD 2
Interest cost	10	10	7
Expected return on plan assets	(2)	(2)	(2)
Amortization of actuarial loss	3	2	2
Amortization of past service cost	1	0	0
Amortization of regulatory asset	1	1	1
Amortization of transitional obligation related to regulated business	2	2	2
Net Benefit Cost Recognized	18	15	12
Pre-tax amounts recognized in AOCI
Net loss	28	39	32
Prior service cost	0	1	1
Total pre-tax amounts recognized in AOCI	28	40	33
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	3
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to OCI	(4)	(2)	(2)
Amortization of prior service costs from AOCI to OCI	(1)	0	0
Funded status adjustment	(7)	9	0
Total pre-tax amounts recognized in OCI	CAD (12)	CAD 7	CAD (2)